Common Stock (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2016
Equity, Class of Treasury Stock [Line Items]
Payments for repurchase of common stock	$ 900,000,000	$ 800,000,000	$ 1,400,000,000
Shares issued in period	5.8	5.3
Common Stock
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased (in shares)	11.5	12.7
Stock repurchase program, authorized amount				$ 2,500,000,000.0
Stock repurchase program, remaining authorized repurchase amount	$ 1,500,000,000